Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 02, 2022	Oct. 14, 2021	Dec. 29, 2024	Dec. 31, 2023	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

As required by rules and regulations of the SEC, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s pay-for-performance
philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to “
Executive Compensation — Compensation Discussion and Analysis
.”

Year	Summary Compensation Table Total for first PEO 1	Summary Compensation Table Total for second PEO 1	Compensation Actually Paid to first PEO 2	Compensation Actually Paid to second PEO 2	Average Summary Compensation Table Total for Non-PEO NEOs 3	Average Compensation Actually Paid to Non-PEO NEOs 4	Value of Initial Fixed $100 Investment Based On:		Net Income (millions) 7	Adjusted Income Before Taxes (millions) 8
							Total Stock- holder Return (TSR) 5	Peer Group Total Stock- holder Return 6
(a)	(b)(1)	(b)(2)	(c)(1)	(c)(2)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$4,000,215	n/a	$4,299,169	n/a	$3,684,204	$3,309,521	$136	$181	$819.2	$993.1
2023	$8,557,552	n/a	$6,739,816	n/a	$1,446,475	$1,465,578	$128	$153	$885.7	$995.8
2022	$8,397,536	n/a	$8,251,770	n/a	$1,977,431	$1,932,021	$115	$127	$788.6	$1,082.7
2021	$6,567,058	$2,604,456	$6,203,865	$3,299,139	$2,080,593	$2,300,967	$126	$136	$445.3	$1,049.4
2020	$4,699,584	n/a	$5,816,819	n/a	$3,499,689	$4,022,974	$113	$111	$401.9	$490.5

(1)
During 2021, both
Dr. Mehrabian
and
Aldo Pichelli
served as Teledyne’s Principal Executive Officer (PEO) for a portion of the year. Aldo Pichelli served as President and Chief Executive Officer in 2020 and in 2021 through October 14, 2021. Dr. Mehrabian served as Chairman, President and Chief Executive Officer beginning on October 15, 2021, and in 2022 and 2023. The dollar amounts reported in column (b)(1) for the first PEO are the amounts of total compensation reported for Dr. Roks (for 2024), Dr. Mehrabian (for 2023, 2022 and 2021) and for Mr. Pichelli (for 2020) in the “Total” column of the Summary Compensation Table. The dollar amounts reported in column (b)(2) for the second PEO are the amounts of total compensation reported for Mr. Pichelli for 2021 in the “Total” column of the Summary C
o
mpensation Table.

(2)
The dollar amounts reported in column (c)(1) represent the amount of “compensation actually paid” to the first PEO (Dr. Roks for 2024, Dr. Mehrabian for 2021-2023 and Mr. Pichelli for 2020), as computed in accordance with SEC rules. The dollar amounts reported in column (c)(2) represent the amount of “compensation actually paid” to the second PEO for 2021 (Mr. Pichelli), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO during the applicable year. The following adjustments were made to the PEO’s total compensation for each applicable year to determine the compensation actually paid in accordance with SEC rules:

First PEO:

Year	Reported Summary Compensation Table Total for first PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Reported Change in the Actuarial Present Value of Pension Benefits (c)	Pension Benefit Adjustments (d)	Compensation Actually Paid to first PEO
2024	$4,000,215	($2,063,322)	$2,362,276	—	—	$4,299,169
2023	$8,557,552	($1,572,503)	$2,304,920	($2,696,653)	$146,500	$6,739,816
2022	$8,397,536	($5,820,636)	$5,674,870	—	—	$8,251,770
2021	$6,567,058	($2,301,577)	$3,364,188	($1,425,804)	—	$6,203,865
2020	$4,699,584	($1,489,002)	$2,776,241	($ 170,004)	—	$5,816,819

Second PEO:

Year	Reported Summary Compensation Table Total for second PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Reported Change in the Actuarial Present Value of Pension Benefits (c)	Pension Benefit Adjustments (d)	Compensation Actually Paid to second PEO
2021	$2,604,456	($704,002)	$1,398,685	—	—	$3,299,139

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following for the first PEO and the second PEO (for 2021): (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

First PEO:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$2,220,208	$ 76,276	—	$ 65,792	—	—	$2,362,276
2023	$1,710,362	$562,589	—	$ 31,969	—	—	$2,304,920
2022	$6,278,135	($207,102)	—	($396,163)	—	—	$5,674,870
2021	$2,421,651	$899,703	—	$ 42,834	—	—	$3,364,188
2020	$1,567,073	$807,308	—	$401,860	—	—	$ 2,776,241

Second PEO:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2021	$780,591	$570,060	—	$48,034	—	—	$1,398,685

(c)	The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.

(d)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Dr. Mehrabian or Mr. Pichelli during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. Neither Dr. Mehrabian nor Mr. Pichelli had any amounts deducted or added in calculating the pension benefit adjustments for years 2020-2022. For year 2023, a total of $146,500 in prior service cost was added for Dr. Mehrabian.

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Dr. Roks for 2024, Dr. Mehrabian (for 2023, 2022 and 2021) and Mr. Pichelli (for 2021 and 2020)) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Dr. Roks (for 2024), Dr. Mehrabian (for 2023, 2022 and 2021) and Mr. Pichelli (for 2021 and 2020)) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Mr. Blackwood, Dr. Mehrabian, Mr. Bobb and Mr. VanWees, (ii) for 2023, Susan L. Main, Mr. Blackwood, Mr. VanWees, Dr. Roks and Mr. Bobb; (iii) for 2022, Ms. Main, Mr. VanWees, Dr. Roks and Mr. Bobb; (iv) for 2021, Ms. Main, Mr. VanWees, Dr. Roks and Melanie S. Cibik; and (v) for 2020, Dr. Mehrabian, Ms. Main, Mr. VanWees and Miss Cibik.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Dr. Roks for 2024, Dr. Mehrabian (for 2023, 2022 and 2021) and Mr. Pichelli (for 2021 and 2020)), as computed in accordance with SEC rules and regulations. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs as a group during the applicable year. In accordance with SEC rules and regulations, the following adjustments were made to average total compensation for such NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non- PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$3,684,204	($1,304,305)	$1,451,272	($601,399)	$79,749	$3,309,521
2023	$1,446,475	($ 232,536)	$ 272,510	($ 25,321)	$ 4,450	$1,465,578
2022	$1,977,431	($ 989,650)	$ 935,240	—	$ 9,000	$1,932,021
2021	$2,080,593	($ 967,197)	$1,174,938	($ 6,742)	$19,375	$2,300,967
2020	$3,499,689	($1,116,721)	$2,290,193	($668,874)	$18,687	$4,022,974

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2024	$1,403,505	$ 62,012	—	($ 14,245)	—	—	$1,451,272
2023	$252,922	$ 38,022	—	($ 18,434)	—	—	$ 272,510
2022	$1,141,976	($ 81,911)	—	($124,825)	—	—	$ 935,240
2021	$878,295	$327,660	—	($ 31,017)	—	—	$1,174,938
2020	$1,126,384	$730,462	—	$433,347	—	—	$2,290,193

(b)	The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

Year	Average Service Cost	Average Prior Service Cost	Total Average Pension Benefit Adjustments

2024	$ 6,562	$73,187	$79,749

2023	$ 4,450	—	$ 4,450

2022	$ 9,000	—	$ 9,000

2021	$19,375	—	$19,375

2020	$18,687	—	$18,687

(5)
Cumulative Total Stockholder Return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 1500 Industrials.

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(8)
Adjusted Income Before Taxes is defined as net income before taxes adjusted for certain intercompany sales and certain one-time
events and tax items and, for AIP awards for fiscal years 2021 and 2022 only, acquired intangible asset amortization related to our acquisition of FLIR Systems, Inc. While the Company uses numerous financial and non-financial
performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted Income Before Taxes is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performa
n
ce.

Company Selected Measure Name			Adjusted Income Before Taxes
Named Executive Officers, Footnote
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Dr. Roks for 2024, Dr. Mehrabian (for 2023, 2022 and 2021) and Mr. Pichelli (for 2021 and 2020)) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Dr. Roks (for 2024), Dr. Mehrabian (for 2023, 2022 and 2021) and Mr. Pichelli (for 2021 and 2020)) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Mr. Blackwood, Dr. Mehrabian, Mr. Bobb and Mr. VanWees, (ii) for 2023, Susan L. Main, Mr. Blackwood, Mr. VanWees, Dr. Roks and Mr. Bobb; (iii) for 2022, Ms. Main, Mr. VanWees, Dr. Roks and Mr. Bobb; (iv) for 2021, Ms. Main, Mr. VanWees, Dr. Roks and Melanie S. Cibik; and (v) for 2020, Dr. Mehrabian, Ms. Main, Mr. VanWees and Miss Cibik.

Peer Group Issuers, Footnote			Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 1500 Industrials.
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c)(1) represent the amount of “compensation actually paid” to the first PEO (Dr. Roks for 2024, Dr. Mehrabian for 2021-2023 and Mr. Pichelli for 2020), as computed in accordance with SEC rules. The dollar amounts reported in column (c)(2) represent the amount of “compensation actually paid” to the second PEO for 2021 (Mr. Pichelli), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO during the applicable year. The following adjustments were made to the PEO’s total compensation for each applicable year to determine the compensation actually paid in accordance with SEC rules:

First PEO:

Year	Reported Summary Compensation Table Total for first PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Reported Change in the Actuarial Present Value of Pension Benefits (c)	Pension Benefit Adjustments (d)	Compensation Actually Paid to first PEO
2024	$4,000,215	($2,063,322)	$2,362,276	—	—	$4,299,169
2023	$8,557,552	($1,572,503)	$2,304,920	($2,696,653)	$146,500	$6,739,816
2022	$8,397,536	($5,820,636)	$5,674,870	—	—	$8,251,770
2021	$6,567,058	($2,301,577)	$3,364,188	($1,425,804)	—	$6,203,865
2020	$4,699,584	($1,489,002)	$2,776,241	($ 170,004)	—	$5,816,819

Second PEO:

Year	Reported Summary Compensation Table Total for second PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Reported Change in the Actuarial Present Value of Pension Benefits (c)	Pension Benefit Adjustments (d)	Compensation Actually Paid to second PEO
2021	$2,604,456	($704,002)	$1,398,685	—	—	$3,299,139

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following for the first PEO and the second PEO (for 2021): (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

First PEO:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$2,220,208	$ 76,276	—	$ 65,792	—	—	$2,362,276
2023	$1,710,362	$562,589	—	$ 31,969	—	—	$2,304,920
2022	$6,278,135	($207,102)	—	($396,163)	—	—	$5,674,870
2021	$2,421,651	$899,703	—	$ 42,834	—	—	$3,364,188
2020	$1,567,073	$807,308	—	$401,860	—	—	$ 2,776,241

Second PEO:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2021	$780,591	$570,060	—	$48,034	—	—	$1,398,685

(c)	The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.

(d)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Dr. Mehrabian or Mr. Pichelli during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. Neither Dr. Mehrabian nor Mr. Pichelli had any amounts deducted or added in calculating the pension benefit adjustments for years 2020-2022. For year 2023, a total of $146,500 in prior service cost was added for Dr. Mehrabian.

Non-PEO NEO Average Total Compensation Amount			$ 3,684,204	$ 1,446,475	$ 1,977,431	$ 2,080,593	$ 3,499,689
Non-PEO NEO Average Compensation Actually Paid Amount			$ 3,309,521	1,465,578	1,932,021	2,300,967	4,022,974
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Dr. Roks for 2024, Dr. Mehrabian (for 2023, 2022 and 2021) and Mr. Pichelli (for 2021 and 2020)), as computed in accordance with SEC rules and regulations. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs as a group during the applicable year. In accordance with SEC rules and regulations, the following adjustments were made to average total compensation for such NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non- PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$3,684,204	($1,304,305)	$1,451,272	($601,399)	$79,749	$3,309,521
2023	$1,446,475	($ 232,536)	$ 272,510	($ 25,321)	$ 4,450	$1,465,578
2022	$1,977,431	($ 989,650)	$ 935,240	—	$ 9,000	$1,932,021
2021	$2,080,593	($ 967,197)	$1,174,938	($ 6,742)	$19,375	$2,300,967
2020	$3,499,689	($1,116,721)	$2,290,193	($668,874)	$18,687	$4,022,974

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2024	$1,403,505	$ 62,012	—	($ 14,245)	—	—	$1,451,272
2023	$252,922	$ 38,022	—	($ 18,434)	—	—	$ 272,510
2022	$1,141,976	($ 81,911)	—	($124,825)	—	—	$ 935,240
2021	$878,295	$327,660	—	($ 31,017)	—	—	$1,174,938
2020	$1,126,384	$730,462	—	$433,347	—	—	$2,290,193

(b)	The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

Year	Average Service Cost	Average Prior Service Cost	Total Average Pension Benefit Adjustments

2024	$ 6,562	$73,187	$79,749

2023	$ 4,450	—	$ 4,450

2022	$ 9,000	—	$ 9,000

2021	$19,375	—	$19,375

2020	$18,687	—	$18,687

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and TSR
The following graph reflects the amount of comp
e
nsation actually paid to Dr. Roks (for 2024), Dr. Mehrabian (for 2023, 2022 and 2021) and Mr. Pichelli (for 2021 and 2020), and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Dr. Roks for 2024, Dr. Mehrabian (for 2023, 2022 and 2021) and Mr. Pichelli (for 2021 and 2020)) compared with the Company’s and our peer group’s cumulative TSR over the three years presented in the table.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
The following graph reflects the a
m
ount of comp
e
nsation actually paid to Dr. Roks (for 2024), Dr. Mehrabian (for 2023, 2022 and 2021) and Mr. Pichelli (for 2021 and 2020), and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Dr. Roks (for 2024), Dr. Mehrabian (for 2023, 2022 and 2021) and Mr. Pichelli (for 2021 and 2020)) compared with the Company’s net income over the three years presented in the table.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Adjusted Income Before Taxes
The following graph reflects the amount of compensation actually paid to Dr. Roks (for 2024), Dr. Mehrabian (for 2023, 2022 and 2021) and Mr. Pichelli (for 2021 and 2020), and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Dr. Roks (for 2024), Dr. Mehrabian (for 2023, 2022 and 2021) and Mr. Pichelli (for 2021 and 2020)) compared with the Company’s Adjust
e
d Income Before Taxes over the three years presented in the table. While the Company uses numerous financial and non-financial
performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted Income Before Taxes is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to Company performance. The Company utilizes Adjusted Income B
e
fore Taxes when setting goals in the Company’s AIP and Performance Plan, where in eac
h
case it is the most heavily weighted performance component.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid and TSR
The following graph reflects the amount of comp
e
nsation actually paid to Dr. Roks (for 2024), Dr. Mehrabian (for 2023, 2022 and 2021) and Mr. Pichelli (for 2021 and 2020), and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Dr. Roks for 2024, Dr. Mehrabian (for 2023, 2022 and 2021) and Mr. Pichelli (for 2021 and 2020)) compared with the Company’s and our peer group’s cumulative TSR over the three years presented in the table.

Tabular List, Table
Financial Performance Measures
As described in greater detail in “
Executive Compensation – Compensation Discussion and Analysis
,” the Company’s executive compensation program reflects a
pay-for-performance
philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•	Adjusted Income Before Taxes

•	Adjusted Revenue

•	Revenue

•	Total Stockholder Return

•	Managed Working Capital as Percentage of Sales

Total Shareholder Return Amount			$ 136	128	115	126	113
Peer Group Total Shareholder Return Amount			181	153	127	136	111
Net Income (Loss)			$ 819,200,000	$ 885,700,000	$ 788,600,000	$ 445,300,000	$ 401,900,000
Company Selected Measure Amount			993,100,000	995,800,000	1,082,700,000	1,049,400,000	490,500,000
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted Income Before Taxes
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted Revenue
Measure:: 3
Pay vs Performance Disclosure
Name			Revenue
Measure:: 4
Pay vs Performance Disclosure
Name			Total Stockholder Return
Measure:: 5
Pay vs Performance Disclosure
Name			Managed Working Capital as Percentage of Sales
Dr Mehrabian [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 8,557,552	$ 8,397,536	$ 6,567,058
PEO Actually Paid Compensation Amount				$ 6,739,816	$ 8,251,770	6,203,865
PEO Name	Dr. Mehrabian			Dr. Mehrabian	Dr. Mehrabian
Average Prior Service Cost				$ 146,500
Mr Pichelli [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						2,604,456	$ 4,699,584
PEO Actually Paid Compensation Amount						3,299,139	$ 5,816,819
PEO Name		Aldo Pichelli					Aldo Pichelli
Dr Roks [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 4,000,215
PEO Actually Paid Compensation Amount			$ 4,299,169
PEO Name			Dr. Roks
PEO | Dr Mehrabian [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				146,500	$ 0	0
PEO | Dr Mehrabian [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,304,920	5,674,870	3,364,188
PEO | Dr Mehrabian [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,710,362	6,278,135	2,421,651
PEO | Dr Mehrabian [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				562,589	(207,102)	899,703
PEO | Dr Mehrabian [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | Dr Mehrabian [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				31,969	(396,163)	42,834
PEO | Dr Mehrabian [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | Dr Mehrabian [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | Dr Mehrabian [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,572,503)	(5,820,636)	(2,301,577)
PEO | Dr Mehrabian [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,696,653)	0	(1,425,804)
PEO | Mr Pichelli [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	$ 0
PEO | Mr Pichelli [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 1,398,685			1,398,685	2,776,241
PEO | Mr Pichelli [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			780,591				1,567,073
PEO | Mr Pichelli [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						570,060	807,308
PEO | Mr Pichelli [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0				0
PEO | Mr Pichelli [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			48,034				401,860
PEO | Mr Pichelli [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0				0
PEO | Mr Pichelli [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0				0
PEO | Mr Pichelli [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(704,002)	(1,489,002)
PEO | Mr Pichelli [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	(170,004)
PEO | Dr Roks [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Dr Roks [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,362,276
PEO | Dr Roks [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,220,208
PEO | Dr Roks [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			76,276
PEO | Dr Roks [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Dr Roks [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			65,792
PEO | Dr Roks [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Dr Roks [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Dr Roks [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,063,322)
PEO | Dr Roks [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			79,749	4,450	9,000	19,375	18,687
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,562	4,450	9,000	19,375	18,687
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			73,187	0	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,451,272	272,510	935,240	1,174,938	2,290,193
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,403,505	252,922	1,141,976	878,295	1,126,384
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			62,012	38,022	(81,911)	327,660	730,462
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(14,245)	(18,434)	(124,825)	(31,017)	433,347
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,304,305)	(232,536)	(989,650)	(967,197)	(1,116,721)
Non-PEO NEO | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (601,399)	$ (25,321)	$ 0	$ (6,742)	$ (668,874)